CAPITAL STOCK AND ADDITIONAL PAID-IN-CAPITAL (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2017	Jul. 31, 2016
Schedule of Stock Option Outstanding [Table Text Block]
Number	Exercise
of Shares	Price	Expiry Date

1,100,000	$ 0.15	March 22, 2021
586,600	0.20	August 8, 2021
2,142,542	0.24	December 27, 2021
500,000	0.33	February 7, 2020
500,000	0.27	April 3, 2022
900,000	0.28	April 30, 2020
5,729,142	0.24

Number	Exercise
of Shares	Price	Expiry Date

2,700,000	$ 0.15	January 31, 2021

Schedule of Stock Warrants Outstanding [Table Text Block]
Number	Exercise
of Warrants	Price	Expiry Date

192,670	$ 0.10	January 29, 2018
1,500,000	0.227	July 13, 2018
22,148,800	0.40	December 23, 2018
2,286,100	0.40	January 24, 2019
465,500	0.40	February 6, 2019
26,593,070	$ 0.39

Number	Exercise
of Warrants	Price	Expiry Date

464,750	$ 0.10	January 29, 2018
1,500,000	0.227	July 13, 2018
1,964,750	$ 0.20

Schedule of stock option granted during the year [Table Text Block]
	2017	2016

Risk-free interest rate	0.76%	0.43%
Expected life of warrants	2.0 years	2.0 years
Expected annualized volatility	179.41%	215.30%
Dividend	nil	nil
Forfeiture rate	0%	0%

	2016	2015

Risk-free interest rate	0.64%	N/A
Expected life of options	5.00 years	N/A
Expected annualized volatility	151.50%	N/A
Dividend	-	N/A
Forfeiture rate	-	N/A

Schedule of Stock Options Over Time [Table Text Block]
		Weighted
	Number of	Average
	Options	Exercise Price

Balance, July 31, 2015	-	$-
Options granted	2,700,000	0.15

Balance, July 31, 2016	2,700,000	$0.15
Options granted	4,629,142	0.26
Options exercised	(400,000)	(0.15)
Options expired/forfeited	(1,200,000)	(0.15)

Balance outstanding and exercisable, April 30, 2017	5,729,142	$0.24

Schedule of Warrants Over Time [Table Text Block]
		Weighted
	Number of	Average
	Options	Exercise Price

Balance, July 31, 2015	-	$-
Warrants issued	1,984,000	0.20
Warrants exercised	(19,250)	(0.10)

Balance, July 31, 2016	1,964,750	$0.20
Warrants issued	24,900,400	0.40
Warrants exercised	(272,080)	(0.10)

Balance outstanding, April 30, 2017	26,593,070	$0.39